CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss from continuing operations/ Net loss	$ (1,380,175)	$ (2,349,869)	$ (2,457,949)	$ (6,849,815)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	478,104	8,687	675,757	164,043
Impairment of intangible assets			1,935,621	1,423,844
Fair value of derivative liabilities in excess of proceeds			0	408,501
(Gain)/loss on adjustment to fair value of derivative liabilities	0	236,850	(8,980,077)	(6,907,748)
Gain on extinguishment of derivative liability			(1,635,967)	0
Warrants, options and stock expense	149,885	1,323,098	4,228,317	3,643,662
Fair value of common stock exchanged for warrants			3,069,792	0
Note issued for services			50,000	0
Stock issued for services	0	130,000	262,813	130,000
Non-cash gain on reversal of liabilities			0	79,188
Increase / (decrease) in:
Receivable from former officer and director			69,926	71,946
Prepaid expenses and deposit	0	(36,100)	0	(9,903)
Advances to acquisition			0	(50,000)
Accounts payable	81,515	(17,672)	316,824	414,361
Deferred salary	267,148	181,555	(581,605)	1,152,933
Accrued interest	58,294	22,975	(123,788)	559,694
Rent liability for facilities no longer occupied			0	1,260,645
Accrued expense for potential property damage			0	300,000
Estimated cost of vendor settlement			0	300,000
Obligation to issue stock			1,854,743	0
Other accrued expenses and liabilities	(87,664)	194,293	130,963	(401,834)
Net cash used in operating activities	(432,893)	(306,183)	(1,184,630)	(4,310,483)
Cash flows from financing activities:
Proceeds from notes payable	400,000	200,000	700,000	3,483,103
Increase in payables to officers and a director			0	27,195
Proceeds from issuance of common stock			427,501	143,829
Proceeds from issuance of preferred stock			0	870,000
Net cash provided by financing activities	400,000	200,000	1,127,501	4,524,127
Decrease in cash and equivalents from continuing operations	(32,893)	(106,183)
Decrease in cash and equivalents from discontinued operations	0	(94,475)
Total decrease in cash and equivalents	(32,893)	(200,658)	(57,129)	213,644
Cash and equivalents, beginning of period	254,964	312,093	312,093	98,449
Cash and equivalents, end of period	222,071	111,435	254,964	312,093
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	0	0	0	0
Cash paid during the period for income taxes	$ 0	$ 0	$ 0	$ 0